INCOME TAXES - Reconciliation of effective rate (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Net income (loss) before tax		$ 4,125	$ (90,278)
Canadian statutory income tax rate		27.00%	27.00%
Anticipated income tax at statutory rate		$ 1,115	$ (24,181)
Permanent differences		(2,084)	11,750
Differences between Canadian and foreign tax rates		3,144	(3,035)
Change in estimate		1,668	53
Impact of foreign exchange on local currencies		2,739	3,087
Change in deferred tax assets not recognized		(2,451)	13,425
Other items		(340)	(355)
Income tax expense	$ 891	$ 3,791	$ 744
Effective tax rate		92.00%	(1.00%)